Summary of Significant Accounting Policies (Details 4)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Unvested restricted stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	103,784	99,869
Unvested resticted stock units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	15,000	0
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	20,467	20,467
Stock options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,264,345	946,281